Fair Value Measurements - Summary of Changes in the Fair Value Of the Class K Founder Shares Liability (Detail) - Class K Founder Shares [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, Shares	$ 12,150,000	$ 3,150,000
Change in fair value of Class K Founder Shares liability	(9,000,000)	(850,000)
Ending balance, shares	$ 3,150,000	$ 2,300,000